VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	2013	2012
Cost	1,360,605	1,259,588
Accumulated depreciation	270,989	218,462
Vessels and equipment, net	1,089,616	1,041,126